Preferred Stock - Additional Information (Details) - BETTER THERAPEUTICS OPCO [Member] - $ / shares		12 Months Ended
	Aug. 14, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Conversion To Common Stock [Member] | Stock Conversion Triggering Event Share Price [Member]
Temporary Equity [Line Items]
Share Price		$ 13.323
Series Seed Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares authorized		1,066,667	1,066,667	0
Temporary equity shares issued		1,066,667	1,066,667	0
Series Seed Convertible Preferred Stock [Member] | Conversion To Common Stock [Member]
Temporary Equity [Line Items]
Conversion price per share		$ 1.875
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity, par or stated value per share	0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares authorized		4,999,807	4,999,807	0
Temporary equity shares issued		4,999,807	4,999,807	0
Series A Convertible Preferred Stock [Member] | Conversion To Common Stock [Member]
Temporary Equity [Line Items]
Conversion price per share		$ 4.441
Series Seed Preferred Units [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized				1,066,667
Series Seed Preferred Units [Member] | Conversion To Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Conversion price per share	$ 1.875
Series A Preferred Units [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized				5,500,000
Temporary Equity Stock Dividend Rate Percentage	6.00%	6.00%
Series A Preferred Units [Member] | Conversion To Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Conversion price per share	$ 4.441
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized		6,066,474
Temporary equity shares issued		6,066,474